Note 7 - Advances to CEN Biotech Ukraine (Details Textual) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CEN Biotech Ukraine [Member]
Due from Related Parties, Total	$ 1,065,328	$ 1,065,328	$ 875,328